FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 4,716	$ 6,957
Fair value	(60,322)	(72,738)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	7,261	9,750
Fair value	$ 0	$ 1
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	3.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.80%	7.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,110	$ 1,660
Fair value	$ (124)	$ (67)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	2.30%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.10%	6.10%
Interest rate risk | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 2,103	$ 835
Fair value	$ (12)	$ (14)
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.70%	2.40%
Interest rate risk | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.60%	5.80%
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional		$ 180
Fair value		$ 2
Interest rate risk | Interest rate swaptions | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.50%
Interest rate risk | Interest rate swaptions | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		7.30%